Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	brlf5_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS
FedFund
T-Fund
Treasury Trust Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2015 to the Select Shares
Prospectus of the Funds, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectus is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FedFund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About T-Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About Treasury Trust Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FedFund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Fund’s prospectus entitled “Fund Overview — Key Facts About FedFund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”

The first paragraph of the section of the Funds’ prospectus entitled “Fund Overview — Key Facts About T-Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About T-Fund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”

The first paragraph of the section of the Funds’ prospectus entitled “Fund Overview — Key Facts About Treasury Trust Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About Treasury Trust Fund — Principal Risks of Investing in the Fund” is amended by removing the bullet point captioned “Repurchase Agreements Risk” and deleting the last sentence of the bullet point captioned “Regulatory Risk.”
BLACKROCK LIQUIDITY FEDFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf5_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS
FedFund
(each a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2015 to the Select Shares
Prospectus of the Funds, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectus is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FedFund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FedFund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Fund’s prospectus entitled “Fund Overview — Key Facts About FedFund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”
BLACKROCK LIQUIDITY T-FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf5_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS
T-Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2015 to the Select Shares
Prospectus of the Funds, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectus is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About T-Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Funds’ prospectus entitled “Fund Overview — Key Facts About T-Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About T-Fund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”
BLACKROCK LIQUIDITY TREASURY TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf5_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS
Treasury Trust Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2015 to the Select Shares
Prospectus of the Funds, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectus is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About Treasury Trust Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Funds’ prospectus entitled “Fund Overview — Key Facts About Treasury Trust Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About Treasury Trust Fund — Principal Risks of Investing in the Fund” is amended by removing the bullet point captioned “Repurchase Agreements Risk” and deleting the last sentence of the bullet point captioned “Regulatory Risk.”